COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations

The following table sets forth the Company’s contractual obligations as of December 31, 2025.

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years
Short-term bank loans	$10,431,850	$10,431,850	$—
Lease payment	150,616	119,887	30,729
Long term loan	8,723,290	2,637,036	6,086,254
Total	$19,305,756	$13,188,773	$6,116,983